INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
In respect of the current year	$ 367	$ 428	$ 513
Withholding taxes	306	127	48
In respect of prior years	(97)	(463)	(132)
Current tax expense (income) and adjustments for current tax of prior periods	576	92	429
Deferred tax
In respect of the current year	107	665	(547)
Deferred tax expense (income)	107	665	(547)
Tax expense (income), continuing operations	$ 683	$ 757	$ (118)